Accrued Expenses and Other Current Liabilities	6 Months Ended
Jan. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of January 31, 2026 and July 31, 2025 consisted of the following:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Accrued payroll and employee benefits	$1,630,388	$1,379,766
Accrued communication expense	423,021	336,932
Accrued legal fee	827	309,672
Credit card payable	123,459	64,341
Accrued license fee	213,814	58,433
Unpaid advance payment to a game developer	286,885	—
Due to related parties(1)	77,409	47,688
Unearned revenue	145,729	145,000
Others	291,299	207,931
Accrued expenses and other current liabilities	$3,192,831	$2,549,763

(1)	Due to related parties related to unreimbursed expenses paid by management on behalf of the Group.